Stock-Based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Oct. 31, 2015
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		21,930	21,930
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	465,633
Granted, Weighted Average Exercise Price	$ 7.80
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	20,835
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value per share		$ 2.03
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		7,513,768	826,284
Granted, Weighted Average Exercise Price		$ 3.68	$ 6
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate		0.00%
Unrecognized compensation cost related to unvested stock options		$ 7.9
Weighted average recognition period		3 years
Intrinsic value per share		$ 2.03
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		2,536,968	955,199
Granted, Weighted Average Exercise Price		$ 4.49	$ 4.92
Stock Issued During Period, Shares, New Issues	355,001
Plan 2015 [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares available for future grant		3,074,650		5,000,000